CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock shares issued	0	0	16,944,484
Preferred stock shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	150,000,000
Common stock, shares issued	109,044,046	111,251,660	150,000,000
Common stock, shares outstanding	109,044,046	110,782,909
Treasury stock, Shares	0	468,751